INVENTORY - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Merchandise goods	$ 165,395	$ 217,109	$ 230,118
Less reserve for inventory shrinkage and obsolescence
Total, net of reserves	$ 165,395	$ 217,109	$ 230,118